LEASES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
LEASES

NOTE – 9 LEASES

As of March 31, 2024, 2025 and 2026, the Group, as lessee, subsisted of the following lease contracts for office premises and finance lease for motor vehicles. Except for the variable lease payment of HK$344,208 included in selling, general and administrative expenses by month to month on demand, there is no low value/short term leases exception.

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Office Premises	Motor vehicles	Shops	Total
	HKD	HKD	HKD	HKD
As at April 1, 2023	391,918	79,445	-	471,363
Additions	818,605	-	-	818,605
Disposal	-	(7,945)	-	(7,945)
Early termination of operating lease	(204,479)	-	-	(204,479)
Depreciation charge	(216,675)	(71,500)	-	(288,175)
As at March 31, 2024	789,369	-	-	789,369
Additions	-	-	138,919	138,919
Depreciation	(350,830)	-	(27,783)	(378,613)
Impairment	-	-	(111,136)	(111,136)
As at March 31, 2025	438,539	-	-	438,539
Depreciation	(350,832)	-	-	(350,832)
As at March 31, 2026	87,707	-	-	87,707

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	2024	2025	2026
	HKD	HKD	HKD
Carrying amount at April 1	398,431	779,854	656,794
New leases	818,605	138,919	-
Accretion of interest recognized during the year	24,370	30,305	14,454
Early termination of operating lease during the year	(207,018)	-	-
Payments	(254,534)	(292,284)	(548,690)

Carrying amount at March 31	779,854	656,794	122,558
Analyzed into:
Current portion	178,001	534,235	122,558
Non-current portion	601,853	122,559	-
Total	779,854	656,794	122,558

The following tables summarize the maturity of lease liabilities as at March 31, 2024, 2025 and 2026:

	2024	2025	2026
	HKD	HKD	HKD
With one year	178,001	534,235	122,558
One to two years	479,294	122,559	-
Two to three years	122,559	-	-
Total	779,854	656,794	122,558

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	2024	2025	2026
	HKD	HKD	HKD
Loss/(Gain) on early termination	(2,539)	-	-
Interest on lease liabilities	24,370	30,305	14,454
Impairment	-	111,136	-
Depreciation:
Depreciation charge of right-of-use assets	288,175	378,613	350,832
Total amount recognized in statement of operations	310,006	520,054	365,286